LIABILITY RELATED TO WARRANTS (Details 1) (Warrant [Member], Fair Value, Inputs, Level 3 [Member], USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of the period	$ 0	$ 2,817,741		$ 664,363
Fair value of warrants to investors and service provider	680,230			547,000
Change in fair value of warrants	(15,867)	293,542		1,606,378
Exercise of warrants		(415,232)	[1]
Balance at end of the year	$ 664,363	$ 2,696,051		$ 2,817,741

[1]	During the year ended December 31, 2013, 141,305 and 88,485 investors and placement agent warrants, respectively, were exercised for a total amount of 194,146 Common Stock of the Company (See also Note 9g).